Debentures (Narrative) (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	Aug. 17, 2022 EUR (€)	Jun. 30, 2022	Oct. 20, 2021 EUR (€)	Oct. 20, 2021 ILS (₪)	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Oct. 26, 2020 EUR (€)	Oct. 26, 2020 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Apr. 30, 2017 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Jun. 06, 2022	Dec. 31, 2021 USD ($)	Oct. 31, 2021 ILS (₪) ₪ / shares	Oct. 21, 2021 EUR (€)	Oct. 21, 2021 ILS (₪)	Jun. 25, 2021 EUR (€)	Feb. 23, 2021 ILS (₪) ₪ / shares	Feb. 23, 2021 USD ($)	Oct. 26, 2020 ILS (₪)	Dec. 31, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Apr. 30, 2017 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures												€ 110,428			€ 137,299
Net proceeds from offering															71,398
Equity												83,077			114,107	€ 125,026		$ 88,602		$ 121,697								€ 107,566
Repayments of bonds, notes and debentures												€ 19,764		$ 21,078	€ 30,730	€ 26,923
Option issued												4,000	4,000	4,000	37,000	4,249
Liabilities												€ 493,080			€ 437,872			$ 525,867
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₪																														₪ 83,232
Aggregate repayment of debenture	€ 3,800										€ 246
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures					€ 25,442		€ 38,500		€ 22,690													€ 32,100
Debenture issued per unit price | ₪ / shares																					₪ 1.0135
Principal amount of each unit comprised | ₪																					₪ 1
Gross proceeds from offering			€ 32,529									€ 41,100
Net proceeds from offering					€ 25,534		40,300		€ 22,317
Percentage of distributable profit												75.00%					75.00%	75.00%
Debentures payable term									Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).	Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).
Increase in percentage of interest		0.25%
Aggregate repayment of debenture | $														$ 3,800
Liabilities							€ 315
Series C Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis												60.00%					60.00%	60.00%
Series C Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate					0.25%				0.25%										3.30%						0.25%	0.25%			0.25%
Series C Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									0.50%										3.55%										0.50%
Series C Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																							₪ 120,000		₪ 100,939		₪ 154,000		₪ 89,065
Gross proceeds from offering | ₪				₪ 121,600		₪ 102,400				₪ 89,065			₪ 164,200
Net proceeds from offering | ₪						₪ 101,500		₪ 162,400		₪ 87,600
Notional amount | ₪																	₪ 100,000
Series 1 Options [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																											₪ 385,000
Series D Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures					€ 15,627
Net proceeds from offering					€ 15,577
Borrowings, interest rate					1.20%																				1.20%	1.20%
Equity					€ 70,000																			€ 50,000
Debentures payable term					The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive).	The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive).
Amount of immediate repayment provision					€ 75																			€ 60
Decrease In Annual Interest Rate For Debentures					0.75%	0.75%
Debentures convertible into ordinary shares par value per share | (per share)					€ 41.6																				₪ 165
Conversion price | € / shares					€ 41.6
long term liabilities recognized in connection with convertible debt					€ 1,890
Liabilities					€ 14							€ 315
Amount of expansion of aggregate par value of debentures | ₪						₪ 200,000
Series D Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of adjustment of balance sheet equity | $																										$ 85
Percentage of equity on consolidated basis					60.00%																				60.00%	60.00%
Percentage of immediate repayment provision					68.00%	68.00%			67.50%	67.50%
Percentage of interest increase provision					60.00%	60.00%			60.00%	60.00%
Series D Debentures [Member] | Company Balance Sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Equity												€ 70,000
Series D Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																									₪ 62,000
Gross proceeds from offering | ₪						₪ 62,600
Net proceeds from offering | ₪						₪ 61,800
Debentures convertible into ordinary shares par value per share | ₪ / shares																									₪ 10
Conversion price | ₪ / shares																									₪ 165
long term liabilities recognized in connection with convertible debt | ₪																									₪ 7,504